Shareholder Report, Line Graph (Details) 190493_GuidePath Multi-Asset Income Allocation Fund_Service Shares_TSR Annual {Service Shares} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name											GuidePath Multi-Asset Income Allocation Fund ServiceShares
Accumulated Value	$ 14,997	$ 13,932	$ 12,646	$ 13,578	$ 13,172	$ 10,263	$ 11,729	$ 11,260	$ 10,824	$ 10,000	$ 16,940
Morningstar Multi-Asset High Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Multi-Asset High Income Index
Accumulated Value	13,091	12,344	11,237	12,348	12,519	10,202	11,912	11,428	10,945	10,000	$ 14,866
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index
Accumulated Value	10,159	9,858	9,810	10,671	11,401	10,893	10,454	10,494	9,810	10,000	$ 10,592
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index
Accumulated Value	$ 25,502	$ 23,695	$ 19,139	$ 20,571	$ 19,094	$ 12,295	$ 13,777	$ 13,355	$ 11,569	$ 10,000	$ 30,735